General (Details) - USD ($) $ in Thousands		1 Months Ended	6 Months Ended
	May 15, 2017	Jan. 31, 2017	Jun. 30, 2017	Jun. 30, 2016
General (Textual)
Sale of ordinary shares transaction		8,625,000
Gross proceeds received by underwriting discounts and commissions		$ 36,058
Offering expenses to be paid		$ 981
Customer concentration risk percentage			29.00%	48.00%
Majority Shareholder [Member]
General (Textual)
Sale of ordinary shares transaction	4,250,000
Shareholders [Member]
General (Textual)
Sale of ordinary shares transaction		6,325,000
Public [Member]
General (Textual)
Sale of ordinary shares transaction		2,300,000
Overallotment option [Member]
General (Textual)
Sale of ordinary shares transaction		1,125,000